UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Cash Reserves Fidelity® Government Cash Reserves : FDRXX

This annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 40	0.39%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$235,513,994,497
Number of Holdings	561
Total Advisory Fee	$764,527,497
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	58.8
8-30	9.9
31-60	11.4
61-90	11.3
91-180	9.2
>180	2.7

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.3)%

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914043.100    55-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Phillips Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Government Cash Reserves (the “Fund”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$58,000	$3,800	$2,100	$1,600

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$58,500	$3,800	$2,100	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,298,600	$14,393,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Government Cash Reserves

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Cash Reserves
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 17.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.59% dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations)#	12,276,365	12,271,671
4.59% dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations)#	53,640	53,619
With:
ABN AMRO Bank NV at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $333,667,636, 0.38% - 6.00%, 12/1/26 - 1/1/54)	327,125	327,000
Bank of America NA at 5.08%, dated 9/4/24 due 12/31/24 (Collateralized by U.S. Government Obligations valued at $143,560,599, 3.00% - 4.00%, 11/1/46 - 1/1/48)	141,315	139,000
Barclays Bank PLC at:
4.61%, dated:
11/18/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $112,175,747, 2.50% - 12.78%, 7/25/36 - 11/25/54)	109,433	109,000
11/19/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $112,456,898, 2.50% - 7.50%, 2/25/35 - 5/20/53)	109,419	109,000
11/26/24 due 12/3/24 (Collateralized by U.S. Government Obligations valued at $55,662,735, 2.00% - 13.26%, 5/20/34 - 8/16/63)	54,048	54,000
4.62%, dated 11/8/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $223,686,758, 2.50% - 7.50%, 9/25/29 - 3/20/54)	219,147	218,000
Barclays Capital, Inc. at 4.6%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $55,641,321, 7.50%, 5/25/40 - 7/25/40)	54,021	54,000
BMO Harris Bank NA at:
4.56%, dated 11/18/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $169,219,552, 5.86% - 5.93%, 4/20/54 - 9/20/54)	165,246	164,000
4.59%, dated 11/26/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $224,711,773, 5.56% - 5.96%, 6/20/54 - 2/20/73)	218,639	218,000
4.74%, dated 10/22/24 due 12/3/24 (Collateralized by U.S. Government Obligations valued at $333,450,411, 5.66% - 6.06%, 3/20/53 - 5/20/54)	323,781	322,000
BNP Paribas, SA at 4.6%, dated:
9/3/24 due 12/3/24 (Collateralized by U.S. Treasury Obligations valued at $328,535,466, 0.00% - 7.61%, 5/31/25 - 2/20/71) (c)(d)(f)	320,686	317,000
11/21/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $731,440,053, 0.00% - 7.61%, 11/15/27 - 2/20/71)	716,007	714,000
BofA Securities, Inc. at:
4.53%, dated 11/29/24 due 1/29/25 (Collateralized by U.S. Government Obligations valued at $352,032,842, 1.50% - 7.50%, 5/1/27 - 9/20/64)	347,648	345,000
4.54%, dated 11/27/24 due 1/27/25 (Collateralized by U.S. Treasury Obligations valued at $146,972,616, 0.00% - 6.50%, 7/1/30 - 9/20/53)	145,108	144,000
4.64%, dated:
10/28/24 due 1/28/25 (Collateralized by U.S. Government Obligations valued at $144,485,367, 2.00% - 7.00%, 6/1/26 - 9/15/65) (c)(d)(f)	142,672	141,000
10/30/24 due 1/30/25 (Collateralized by U.S. Government Obligations valued at $627,982,660, 1.50% - 7.50%, 9/1/25 - 9/20/74) (c)(d)(f)	620,269	613,000
11/1/24 due 2/3/25 (Collateralized by U.S. Government Obligations valued at $218,147,085, 1.50% - 7.50%, 9/1/33 - 4/1/56) (c)(d)(f)	215,581	213,000
4.66%, dated:
9/4/24 due 12/4/24 (Collateralized by U.S. Government Obligations valued at $72,276,038, 1.50% - 6.00%, 10/1/28 - 10/15/59) (c)(d)(f)	70,825	70,000
9/6/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $287,985,711, 2.00% - 7.00%, 12/25/24 - 8/15/59) (c)(d)(f)	282,286	279,000
4.71%, dated 10/25/24 due 12/24/24 (Collateralized by U.S. Government Obligations valued at $144,535,025, 2.00% - 7.00%, 4/1/25 - 8/20/54)	142,107	141,000
4.77%, dated 10/2/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $247,806,840, 2.50% - 8.00%, 5/1/27 - 11/1/54)	242,948	241,000
4.82%, dated 10/2/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $791,814,536, 1.50% - 7.00%, 7/1/25 - 11/20/54)	776,289	770,000
CIBC Bank U.S.A. at:
4.58%, dated 11/22/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $55,150,086, 2.00% - 6.50%, 6/1/31 - 12/1/54)	54,412	54,000
4.61%, dated:
11/14/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $282,168,973, 2.00% - 7.50%, 3/15/27 - 10/20/74)	276,990	276,000
11/20/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $531,215,049, 1.50% - 7.50%, 10/15/26 - 8/20/64)	521,931	520,000
4.66%, dated 11/8/24 due 12/19/24 (Collateralized by U.S. Government Obligations valued at $14,625,644, 0.00% - 7.12%, 4/1/27 - 6/20/71)	14,074	14,000
Citibank NA at 4.6%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Government Obligations valued at $332,732,444, 1.50% - 6.50%, 9/1/28 - 11/1/54)	326,292	326,000
Citigroup Global Capital Markets, Inc. at:
4.6%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Government Obligations valued at $500,119,317, 5.00% - 6.50%, 11/1/53 - 11/1/54)	490,438	490,000
4.65%, dated:
11/8/24 due 1/9/25 (Collateralized by U.S. Government Obligations valued at $583,220,664, 1.50% - 7.00%, 1/31/27 - 5/1/54) (c)(d)(f)	574,565	570,000
11/20/24 due 1/21/25 (Collateralized by U.S. Government Obligations valued at $1,021,581,627, 4.50% - 7.50%, 3/15/26 - 5/1/54) (c)(d)(f)	1,008,008	1,000,000
11/27/24 due 1/28/25 (Collateralized by U.S. Government Obligations valued at $584,837,808, 0.38% - 7.50%, 12/31/25 - 4/1/54) (c)(d)(f)	577,589	573,000
Ficc Bony Gc Repo (GOV) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $1,228,080,001, 1.50% - 6.50%, 8/1/25 - 8/1/54)	1,204,461	1,204,000
Ficc Mississippi Gc Repo (GOV) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $4,466,247,687, 2.00% - 7.00%, 7/1/26 - 11/1/54)	4,378,674	4,377,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $1,116,306,854, 0.00% - 7.50%, 5/22/25 - 8/20/62)	1,094,418	1,094,000
FICC State Street GC (Gov. Repo) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $669,375,960, 0.00% - 7.50%, 1/31/25 - 8/1/59)	656,251	656,000
Goldman Sachs & Co. at:
4.59%, dated:
11/27/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $1,110,467,473, 2.00% - 6.50%, 9/30/26 - 11/20/54)	1,088,971	1,088,000
11/29/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,224,450,528, 0.88% - 7.00%, 9/30/26 - 11/15/64)	2,181,946	2,180,000
4.6%, dated:
11/25/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,110,752,620, 0.25% - 6.00%, 4/30/25 - 11/15/57)	1,088,973	1,088,000
11/26/24 due 12/3/24 (Collateralized by U.S. Government Obligations valued at $997,304,016, 3.50% - 6.50%, 4/30/28 - 9/20/54)	977,874	977,000
ING Financial Markets LLC at 4.65%, dated 11/8/24 due 12/19/24 (Collateralized by U.S. Government Obligations valued at $879,919,320, 2.00% - 7.50%, 3/1/28 - 11/1/54)	864,554	860,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.65%, dated 11/8/24 due 1/22/25 (Collateralized by U.S. Government Obligations valued at $938,239,554, 1.50% - 7.00%, 5/1/25 - 11/1/54)	925,883	917,000
MUFG Securities (Canada), Ltd. at 4.65%, dated 11/8/24 due 1/22/25 (Collateralized by U.S. Government Obligations valued at $205,657,279, 0.00% - 7.50%, 2/15/27 - 10/20/54)	202,947	201,000
Pnc Bank NA (GOV REPO) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $55,101,068, 2.00%, 3/1/36)	54,021	54,000
RBC Dominion Securities at 4.6%, dated 11/26/24 due 12/3/24 (Collateralized by U.S. Government Obligations valued at $221,624,294, 0.00% - 7.00%, 6/15/26 - 10/1/54)	217,194	217,000
RBC Financial Group at:
4.55%, dated 11/8/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,219,484,091, 0.00% - 6.50%, 12/15/24 - 12/1/54)	2,191,753	2,169,000
4.57%, dated 11/4/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $55,297,163, 0.75% - 6.50%, 12/15/24 - 12/1/54)	54,596	54,000
TD Securities (U.S.A.) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $377,544,356, 3.00% - 6.50%, 1/1/47 - 11/1/54)	370,142	370,000
Wells Fargo Securities, LLC at:
4.62%, dated:
11/15/24 due 1/15/25 (Collateralized by U.S. Government Obligations valued at $292,356,436, 1.50% - 7.50%, 10/1/25 - 11/1/54)	288,239	286,000
11/26/24 due 1/24/25 (Collateralized by U.S. Government Obligations valued at $292,965,411, 1.50% - 7.00%, 6/1/26 - 12/1/54)	289,173	287,000
4.63%, dated 11/21/24 due 1/21/25 (Collateralized by U.S. Government Obligations valued at $729,310,314, 1.00% - 7.00%, 9/1/25 - 9/1/57)	719,602	714,000
4.65%, dated 11/19/24 due 12/19/24 (Collateralized by U.S. Government Obligations valued at $583,397,981, 1.50% - 7.00%, 6/1/25 - 12/1/54)	573,213	571,000
4.66%, dated 11/8/24 due 1/8/25 (Collateralized by U.S. Government Obligations valued at $586,275,723, 1.50% - 6.50%, 1/1/28 - 12/1/54)	577,524	573,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $41,787,290)		41,787,290

U.S. Treasury Repurchase Agreement - 21.3%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
BMO Harris Bank NA at:
4.55%, dated 11/20/24 due 12/6/24
(Collateralized by U.S. Treasury Obligations valued at $98,301,781, 1.88% - 4.50%, 8/15/39 - 8/15/45)	96,752	96,000
(Collateralized by U.S. Treasury Obligations valued at $98,646,827, 2.38% - 3.13%, 11/15/41 - 2/15/46)	96,752	96,000
4.6%, dated 11/5/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $98,716,339, 2.75% - 4.25%, 11/15/40 - 11/15/47)	96,761	96,000
BNP Paribas, SA at:
4.59%, dated 11/21/24 due 12/6/24
(Collateralized by U.S. Treasury Obligations valued at $771,134,016, 1.13% - 4.88%, 1/31/25 - 11/15/53)	754,397	752,000
(Collateralized by U.S. Treasury Obligations valued at $518,886,788, 0.00% - 4.75%, 12/3/24 - 2/15/46)	509,684	508,000
4.6%, dated 11/8/24 due 12/6/24
(Collateralized by U.S. Treasury Obligations valued at $772,551,935, 0.63% - 4.88%, 4/30/25 - 5/15/54)	757,991	755,000
(Collateralized by U.S. Treasury Obligations valued at $772,641,765, 0.63% - 5.00%, 4/30/26 - 11/15/52)	758,087	755,000
(Collateralized by U.S. Treasury Obligations valued at $772,461,889, 0.00% - 4.88%, 12/12/24 - 5/15/49)	758,184	755,000
(Collateralized by U.S. Treasury Obligations valued at $910,963,114, 0.00% - 4.75%, 12/5/24 - 5/15/54)	890,854	887,000
4.67%, dated 11/1/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $699,591,740, 0.63% - 5.38%, 7/31/26 - 8/15/52)	685,747	683,000
BofA Securities, Inc. at:
4.54%, dated 11/18/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $100,136,502, 1.88%, 2/15/41)	98,742	98,000
4.67%, dated 11/1/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $58,373,849, 3.88% - 4.63%, 2/15/43 - 5/15/44)	57,229	57,000
4.69%, dated 10/25/24 due 12/24/24 (Collateralized by U.S. Treasury Obligations valued at $248,062,009, 3.13% - 4.50%, 8/15/39 - 2/15/44)	243,892	242,000
CIBC Bank U.S.A. at:
4.59%, dated 11/21/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $200,314,407, 0.00% - 4.71%, 12/3/24 - 8/15/53)	196,800	196,000
4.6%, dated:
11/8/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $80,834,634, 0.75% - 4.88%, 1/31/25 - 8/15/53)	79,414	79,000
11/15/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $392,787,598, 0.88% - 4.50%, 12/31/25 - 5/15/49)	385,374	384,000
4.64%, dated 11/5/24 due 12/5/24 (Collateralized by U.S. Treasury Obligations valued at $60,389,225, 1.00% - 4.66%, 1/31/25 - 2/15/32)	59,228	59,000
Credit AG at:
4.6%, dated:
11/22/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $384,010,075, 0.75% - 2.75%, 5/31/26 - 7/31/27)	377,489	376,000
11/29/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $128,569,295, 4.00%, 1/31/29)	126,322	126,000
4.62%, dated 11/8/24 due 12/6/24
(Collateralized by U.S. Treasury Obligations valued at $115,615,079, 3.63%, 5/31/28)	113,595	113,000
(Collateralized by U.S. Treasury Obligations valued at $255,785,490, 2.38% - 3.88%, 5/15/27 - 8/15/34)	251,315	250,000
4.65%, dated 11/4/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $100,321,544, 4.38%, 12/15/26)	98,380	98,000
FICC ACAFB Repo Program at:
4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,091,992,643, 3.38% - 4.25%, 9/15/27 - 6/30/31)	1,070,408	1,070,000
4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $3,939,506,200, 0.75% - 4.63%, 3/31/26 - 8/15/41)	3,838,468	3,837,000
4.6%, dated 12/2/24 due 12/3/24 (g)	3,843,491	3,843,000
Ficc Ing Finance Markets Dvp (GOV) at 4.59%, dated 11/29/24 due 12/2/24
(Collateralized by U.S. Treasury Obligations valued at $605,274,224, 1.38% - 4.63%, 12/31/24 - 5/15/32)	593,227	593,000
(Collateralized by U.S. Treasury Obligations valued at $2,626,014,739, 0.38% - 4.88%, 6/15/25 - 7/31/31)	2,575,985	2,575,000
Ficc Natixis Dvp Repo (GOV REP at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,010,235,787, 0.63% - 4.88%, 5/31/26 - 5/15/30)	990,378	990,000
Ficc Nomura Gc Repo (GOV) at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $707,130,388, 0.25% - 4.71%, 12/31/24 - 8/15/34)	693,265	693,000
Fixed Income Clearing Corp. - BNP at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $4,653,995,599, 0.38% - 6.38%, 7/31/25 - 11/15/54)	4,562,741	4,561,000
Fixed Income Clearing Corp. - BNYM at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $3,219,511,730, 2.88% - 4.38%, 1/31/28 - 5/15/32)	3,157,589	3,156,384
Fixed Income Clearing Corp. - SSB at 4.59%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $6,059,837,474, 0.63% - 4.13%, 11/15/27 - 1/31/28)	5,944,273	5,942,000
Goldman Sachs & Co. at 4.6%, dated:
11/5/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $393,051,738, 2.75% - 4.38%, 2/15/28 - 5/15/34) (c)(d)(f)	387,042	384,000
11/7/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $392,946,133, 1.88% - 4.00%, 7/31/30 - 8/15/43) (c)(d)(f)	386,993	384,000
11/12/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $393,705,083, 4.25%, 6/30/31) (c)(d)(f)	388,050	385,000
11/14/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $393,604,024, 2.75% - 4.38%, 5/15/41 - 8/15/42) (c)(d)(f)	388,001	385,000
11/19/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $392,330,992, 2.25% - 4.25%, 3/31/26 - 8/15/43) (c)(d)(f)	386,895	384,000
HSBC Securities, Inc. at 4.59%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $394,991,686, 1.50% - 4.63%, 6/15/27 - 2/28/31)	387,345	387,000
ING Financial Markets LLC at 4.59%, dated:
11/26/24 due 12/3/24 (Collateralized by U.S. Treasury Obligations valued at $19,394,849, 4.50%, 5/15/27)	19,017	19,000
11/29/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $20,407,853, 4.50%, 5/15/27)	20,018	20,000
J.P. Morgan Securities, LLC at 4.59%, dated 11/15/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $5,686,202,723, 0.38% - 6.13%, 1/31/26 - 10/31/29) (c)(d)(f)	5,584,630	5,562,644
Lloyds Bank Corp. Markets PLC at:
4.64%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $296,839,771, 2.75% - 3.75%, 12/31/28 - 8/15/42)	291,263	291,000
4.65%, dated 11/25/24 due 12/23/24 (Collateralized by U.S. Treasury Obligations valued at $122,913,788, 3.63% - 4.50%, 7/15/26 - 3/31/28)	120,434	120,000
4.78%, dated 10/25/24 due 12/19/24 (Collateralized by U.S. Treasury Obligations valued at $81,045,093, 3.50% - 4.63%, 11/15/25 - 10/31/31)	79,577	79,000
Lloyds Bank PLC at:
4.62%, dated 11/29/24 due 1/31/25 (Collateralized by U.S. Treasury Obligations valued at $122,813,663, 3.50% - 4.13%, 7/31/28 - 2/15/33)	120,970	120,000
4.63%, dated 11/29/24 due 2/7/25 (Collateralized by U.S. Treasury Obligations valued at $122,508,459, 2.38% - 3.88%, 5/15/27 - 12/31/27)	121,080	120,000
4.65%, dated:
11/19/24 due 2/19/25 (Collateralized by U.S. Treasury Obligations valued at $89,922,850, 2.25%, 8/15/27)	89,046	88,000
11/25/24 due 2/25/25 (Collateralized by U.S. Treasury Obligations valued at $64,015,658, 1.88%, 2/15/32)	62,737	62,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.63%, dated 11/8/24 due 1/22/25 (Collateralized by U.S. Treasury Obligations valued at $192,351,907, 2.25% - 4.63%, 2/15/40 - 5/15/42)	189,813	188,000
Mizuho Securities U.S.A., Inc. at 4.59%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $147,994,310, 2.25% - 4.75%, 2/28/25 - 2/15/33)	145,129	145,000
MUFG Securities (Canada), Ltd. at:
4.62%, dated 11/8/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $100,267,953, 0.38% - 4.75%, 4/15/25 - 2/15/53)	98,516	98,000
4.63%, dated 11/8/24 due 1/22/25 (Collateralized by U.S. Treasury Obligations valued at $192,361,855, 0.00% - 6.13%, 1/28/25 - 5/15/54)	189,813	188,000
MUFG Securities EMEA PLC at:
4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $100,982,651, 0.00%, 12/17/24 - 3/20/25)	99,038	99,000
4.64%, dated:
11/4/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $601,532,534, 0.75% - 5.00%, 8/31/25 - 11/15/49)	591,410	588,000
11/8/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $601,349,328, 0.38% - 5.00%, 8/31/25 - 8/15/48)	590,349	588,000
Natixis SA at 4.61%, dated 11/8/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $511,567,471, 0.25% - 4.63%, 9/30/25 - 4/30/31)	502,625	500,000
NatWest Markets Securities, Inc. at 4.59%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $394,991,702, 1.38% - 4.88%, 8/15/25 - 8/15/32)	387,345	387,000
Norinchukin Bank at 4.59%, dated 11/26/24 due 12/3/24 (Collateralized by U.S. Treasury Obligations valued at $321,545,878, 0.00% - 4.38%, 5/15/32 - 2/15/44)	315,281	315,000
RBC Dominion Securities at 4.61%, dated 11/8/24 due 12/6/24 (Collateralized by U.S. Treasury Obligations valued at $805,011,379, 0.25% - 4.88%, 2/28/25 - 11/15/54)	790,127	786,000
SMBC Nikko Securities America, Inc. at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,632,707,251, 0.00% - 7.63%, 12/12/24 - 11/15/53)	1,600,611	1,600,000
Societe Generale at 4.59%, dated 11/26/24 due 12/3/24 (Collateralized by U.S. Treasury Obligations valued at $877,871,129, 0.38% - 4.63%, 12/31/25 - 1/31/30)	860,768	860,000
Sumitomo Mitsui Trust Bank Ltd. at 4.65%, dated:
11/20/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $45,329,343, 1.63%, 8/15/29)	44,330	44,250
12/4/24 due 12/6/24 (g)	45,081	45,000
TD Securities (U.S.A.) at 4.59%, dated 11/27/24 due 12/4/24 (Collateralized by U.S. Treasury Obligations valued at $198,006,183, 3.25% - 4.38%, 12/15/26 - 2/15/33)	194,173	194,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $50,137,278)		50,137,278

U.S. Treasury Debt - 35.3%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 35.3%
U.S. Treasury Bills
12/3/24 to 5/1/25	4.33 to 5.30	75,188,114	74,684,269
U.S. Treasury Notes
2/28/25 to 11/30/25	4.14 to 5.24	8,518,000	8,406,250

TOTAL U.S. TREASURY DEBT (Cost $83,090,519)			83,090,519

U.S. Government Agency Debt - 29.0%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 29.0%
Fannie Mae
6/18/26 to 10/23/26 (c)(d)	4.67 to 4.71	1,352,000	1,351,995
Federal Farm Credit Bank
12/2/25 (c)(d)	0.00	45,000	45,000
12/2/26 (c)(d)	0.00	61,000	61,000
12/5/24 to 11/27/26 (c)	4.59 to 5.15	11,164,524	11,164,781
Federal Home Loan Bank
12/2/24 to 9/25/26 (c)	4.41 to 5.15	43,252,175	43,251,347
12/6/24 to 5/23/25	4.37 to 5.08	7,008,195	6,941,283
5/5/25 (c)(d)	0.00	140,000	140,000
5/5/25 (c)(d)	0.00	210,000	210,000
6/2/25 (c)(d)(e)	0.00	70,000	70,000
Freddie Mac
1/26/26 to 10/29/26 (c)(d)	4.66 to 4.71	4,809,000	4,809,021
12/5/24	4.68	175,322	175,231

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $68,219,658)			68,219,658

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $243,234,745)	243,234,745
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(7,720,751)
NET ASSETS - 100.0%	235,513,994

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	The maturity amount is based on the rate at period end.
(g)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$12,271,671,000 due 12/02/24 at 4.59%
BNY Mellon Capital Markets LLC	539,455
Bank of America, N.A.	786,820
BofA Securities, Inc.	219,031
Citigroup Global Markets, Inc.	328,547
Credit Agricole CIB New York Branch	175,202
HSBC Securities (USA), Inc.	208,052
ING Financial Markets LLC	76,496
JP Morgan Securities LLC	1,971,255
Mitsubishi UFJ Securities Holdings Ltd	777,458
Nomura Securities International	1,314,189
RBC Dominion Securities, Inc.	766,610
Royal Bank of Canada	189,862
Societe Generale	188,223
Sumitomo Mitsui Banking Corp.	4,227,308
Wells Fargo Securities LLC	503,163
12,271,671
$53,619,000 due 12/02/24 at 4.59%
Sumitomo Mitsui Banking Corp.	53,619
53,619
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value (including repurchase agreements of $91,924,568) - See accompanying schedule Unaffiliated issuers (cost $243,234,745):		$243,234,745
Cash		1,243,001
Receivable for investments sold		85,050
Receivable for fund shares sold		1,555,999
Interest receivable		550,737
Prepaid expenses		222
Other receivables		3,601
Total assets		246,673,355
Liabilities
Payable for investments purchased
Regular delivery	$9,047,853
Delayed delivery	70,000
Payable for fund shares redeemed	1,799,665
Distributions payable	164,313
Accrued management fee	72,591
Other payables and accrued expenses	4,939
Total liabilities		11,159,361
Net Assets		$235,513,994
Net Assets consist of:
Paid in capital		$235,515,577
Total accumulated earnings (loss)		(1,583)
Net Assets		$235,513,994
Net Asset Value, offering price and redemption price per share ($235,513,994 ÷ 235,475,615 shares)		$1.00
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Interest		$11,957,254
Expenses
Management fee	$769,952
Transfer agent fees	110,612
Accounting fees and expenses	1,327
Custodian fees and expenses	1,221
Independent trustees' fees and expenses	602
Registration fees	9,326
Audit fees	73
Legal	147
Miscellaneous	735
Total expenses before reductions	893,995
Expense reductions	(5,425)
Total expenses after reductions		888,570
Net Investment income (loss)		11,068,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	115
Total net realized gain (loss)		115
Net increase in net assets resulting from operations		$11,068,799
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,068,684	$9,940,026
Net realized gain (loss)	115	(1,925)
Net increase in net assets resulting from operations	11,068,799	9,938,101
Distributions to shareholders	(11,069,011)	(9,939,697)

Share transactions
Proceeds from sales of shares	1,103,099,820	979,486,736
Reinvestment of distributions	8,833,640	7,901,601
Cost of shares redeemed	(1,105,073,573)	(973,085,068)

Net increase (decrease) in net assets and shares resulting from share transactions	6,859,887	14,303,269
Total increase (decrease) in net assets	6,859,675	14,301,673

Net Assets
Beginning of period	228,654,319	214,352,646
End of period	$235,513,994	$228,654,319

Other Information
Shares
Sold	1,103,099,820	979,486,736
Issued in reinvestment of distributions	8,833,640	7,901,601
Redeemed	(1,105,073,573)	(973,085,068)
Net increase (decrease)	6,859,887	14,303,269

Financial Highlights
Fidelity® Government Cash Reserves

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.046	.010	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.046	.010	- B	.004
Distributions from net investment income	(.049)	(.046)	(.010)	- B	(.004)
Total distributions	(.049)	(.046)	(.010)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.02%	4.67%	1.03%	.01%	.39%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.40%	.41%	.34%	.33%	.34%
Expenses net of fee waivers, if any	.39%	.40%	.27%	.08%	.26%
Expenses net of all reductions	.39%	.40%	.27%	.08%	.26%
Net investment income (loss)	4.90%	4.58%	1.00%	.01%	.33%
Supplemental Data
Net assets, end of period (in millions)	$235,514	$228,654	$214,353	$214,123	$210,565

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$3,601

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$243,234,745

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$228
Capital loss carryforward	$(1,811)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Long-term	(1,811)
Total capital loss carryforward	$(1,811)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$11,069,011	$9,939,697

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Government Cash Reserves	.27%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized income-related fee and management fee rates were as follows:

	Income-Related Fee $	Income-Related Fee Rate %	Total Management Fee Rate %
Fidelity Government Cash Reserves	193,772.10		.27

Prior to March 1, 2024, the management fee was calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. The total income-based component was comprised of an income-based fee and an asset-based fee and was calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increased as the Fund's gross yield increased. Prior to March 1, 2024, the income-based portion of this fee was $67,953 or an annualized rate of .12% of the Fund's average net assets. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .21%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees were a fixed annual rate of average net assets of .1919%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Government Cash Reserves	.0023

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Government Cash Reserves	2

4. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,425.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Phillips Street Trust and Shareholders of Fidelity Government Cash Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Cash Reserves (one of the funds constituting Fidelity Phillips Street Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 56.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,475,932,974 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $11,068,896,696 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Cash Reserves
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate for the fund as if the new management fee arrangement had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board recognized that the income-based component of the fund's management fee, which no competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's management fee rate ranked below the competitive medians for 2023. Further, the peer group for this fund includes both no minimum classes and high minimum institutional classes that typically have lower fees. The Board considered that, although the fund's total expense rate may rank above median, Fidelity believes the fees that the funds are charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets specified Fidelity funds in the same asset class as the fund and through a discount that considers both fund size and total assets of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.539092.127
CAS-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025